Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the company

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and June 30, 2025:

Name of related parties	Relationship with the Company
Cuprina Farm Sdn. Bhd.	Related Company
Cuprina Pollination Pte. Ltd.	Related Company
Pestroniks Innovations Pte. Ltd.	Related Company
Cuprina MENA CO., Ltd.	Affiliate
Cuprina Holding Pte. Ltd.	Shareholder
Jimmy Lee Peng Siew	Shareholder
Baptista Carl Marc	Shareholder
David Quek Yong Qi	Shareholder
Bryan Teo Yingjie	Shareholder
Rachel Lee Lin	Shareholder
Dorea Quek En Qi	Shareholder
De Guzman Caroline Francesca Lee Ling	Shareholder
Teo Peng Kwang	Shareholder
iCapital Holdings (SG) Pte. Ltd.	Shareholder
Ng Bee Poh	Immediate family member of a shareholder